Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments - wealth management products total		¥ 3,000
Warrant	¥ 1,512	3,032
Corporate borrowings from Fanhua Group	50,626	45,811
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments - wealth management products total
Warrant	1,512	3,032
Corporate borrowings from Fanhua Group
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments - wealth management products total		3,000
Warrant
Corporate borrowings from Fanhua Group
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments - wealth management products total
Warrant
Corporate borrowings from Fanhua Group	¥ 50,626	¥ 45,811